Intangible assets - Deferred acquisition costs and other intangible assets (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 12,659
UK & Europe Operations (M&G Prudential)
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	174	£ 195
Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		11,923
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	10,353
Intangible assets other than goodwill	2,248
Total of deferred acquisition costs and other intangible assets	12,601	11,672
Shareholder-backed | UK & Europe Operations (M&G Prudential)
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		112
Shareholder-backed | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		10,095
Intangible assets other than goodwill		1,689
Total of deferred acquisition costs and other intangible assets	12,601	11,784	£ 10,866
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	31
Shareholder-backed | PVIF | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill		34
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	2,217
Shareholder-backed | Distribution rights and other intangible assets | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill		1,655
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	10,326
Shareholder-backed | Insurance contracts | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		10,017
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	27
Shareholder-backed | Investment contracts | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Deferred acquisition costs		78
With-profits
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	58	56
With-profits | UK & Europe Operations (M&G Prudential)
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		83
With-profits | Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 58	£ 139